UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Jonathan D. Kreider
President and Chief Executive Officer
Great-West Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: December 31, 2019

Item 1. REPORTS TO STOCKHOLDERS
GREAT-WEST FUNDS, INC.
Great-West S&P Small Cap 600® Index Fund
(Institutional Class, Investor Class and Class L)
Annual Report
December 31, 2019
On June 5, 2018 the Securities and Exchange Commission (“SEC”) adopted new rule 30e-3 under the Investment Company Act of 1940. Subject to conditions, new rule 30e-3 will provide certain registered investment companies with an optional method to satisfy their obligations to transmit shareholder reports by making such reports and other materials accessible at a website address specified in a notice to investors.
Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.greatwestfunds.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from your financial intermediary electronically by contacting your financial intermediary.
You may elect to receive all future reports in paper free of charge. You can contact (866) 345-5954 or make elections online at www.fundreports.com to let your financial intermediary know you wish to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account.
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Management Discussion
For the twelve-month period ended December 31, 2019, the Fund (Institutional Class shares) returned 22.51%, relative to a 22.78% return for the S&P SmallCap 600® Index, the Fund’s benchmark index.
2019 was a very strong year for U.S. equities with the second best annual return for the S&P 500® Index since the recovery from the financial crisis. The gains reflected a recovery from losses experienced the previous year when there had been fears that continued tightening of monetary policy by the U.S. Federal Reserve (“Fed”) could cause a recession.
The market rallied from the beginning of the year as the Fed made a policy u-turn and indicated it would not raise interest rates in 2019 given increasing concerns over growth, the tightening of financial conditions in late 2018 and the persistence of low inflation. This contributed to gains in equities by easing growth concerns and improving the relative attractiveness of equities compared to bonds as bond yields fell. Through the first quarter equities were also supported by growing hopes for a resolution of the U.S./China trade war as trade negotiations appeared to be making progress.
The S&P 500 Index experienced two 5%+ drawdowns during the year, both related to escalating trade war tensions. The first correction followed the surprise break down of trade negotiations in May while the second occurred as a number of rounds of retaliatory tariffs between the U.S. and China were announced in August as both sides struggled to reach a compromise in the trade dispute. In response to the increasing threat to growth from the trade war, the Fed cut interest rates three times between July and October by 75 basis points in total which helped limit losses in the equity market by providing some protection against downside risks in the U.S. economy.
Having effectively moved sideways between May and October, equities rallied again in the fourth quarter. In early October with the costs of the trade war becoming increasingly apparent on both sides, the U.S. and China agreed to finally address the trade issue in a three phased process. This ultimately resulted in a phase 1 trade deal being agreed before year end which involved the suspension of previously planned tariffs and the halving of tariffs which had been imposed in September. With further escalation of trade tensions seeming less likely, a significant headwind to growth was removed and enabled equities to rise on the back of an improving growth outlook. Signs of a bottoming in manufacturing activity levels and a rise in business sentiment readings also contributed to the gains in equities. Additional support came from the liquidity provided by the Fed from mid-October as it bought $60 billion of U.S. Treasury bills per month in an effort to prevent the reoccurrence of dislocations in short term money markets which had been evident in September.
In the first weeks of the year small cap companies outperformed, partly due to the support provided by the previous year’s reduction in corporate tax rates which was relatively more beneficial for small cap companies given their greater domestic focus. Through the middle of the year small caps underperformed on increasing growth fears. In the fourth quarter small cap relative performance began to stabilize on the back of improving growth sentiment into year end.
The S&P SmallCap 600 Index lagged the S&P MidCap 400® Index given its smaller weight in the technology sector which was one of the better performing sectors in 2019. Small caps also had a higher weight relative to mid-caps in consumer discretionary, healthcare and energy sectors, all of which underperformed last year. Small cap stocks experienced a lower level of dividend growth in 2019 compared to mid-caps which also acted as a relative drag on performance.

The views and opinions in this report were current as of December 31, 2019 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000 (unaudited)
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Note: Performance for the Class L and Institutional Class shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2019 (unaudited)
	One Year	Five Year	Ten Year / Since Inception(a)(b)
Institutional Class	22.51%	N/A	9.71%
Investor Class	22.29%	8.99%	12.76%
Class L	21.87%	8.71%	13.17%
(a) Class L inception date was August 12, 2011.
(b) Institutional Class inception date was May 1, 2015.
Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Sector as of December 31, 2019 (unaudited)
Sector	Percentage of Fund Investments
Financial	23.61%
Consumer, Non-cyclical	17.67
Industrial	17.66
Consumer, Cyclical	13.83
Technology	8.19
Energy	4.17
Basic Materials	3.89
Communications	3.77
Utilities	2.06
Government Money Market Mutual Funds	0.89
Short Term Investments	4.26
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 29, 2019 to December 31, 2019).

Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(06/29/19)	(12/31/19)	(06/29/19–12/31/19)
Institutional Class
Actual	$1,000.00	$1,078.80	$1.06
Hypothetical (5% return before expenses)	$1,000.00	$1,024.46	$1.03
Investor Class
Actual	$1,000.00	$1,077.60	$2.96
Hypothetical (5% return before expenses)	$1,000.00	$1,022.63	$2.89
Class L
Actual	$1,000.00	$1,076.30	$4.29
Hypothetical (5% return before expenses)	$1,000.00	$1,021.35	$4.17
* Expenses are equal to the Fund's annualized expense ratio of 0.20% for the Institutional Class, 0.56% for the Investor Class and 0.81% for the Class L shares, multiplied by the average account value over the period, multiplied by 186/365 days to reflect the one-half year period.
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of December 31, 2019
Shares		Fair Value
COMMON STOCK
Basic Materials — 4.05%
32,216	AdvanSix Inc(a)	$ 643,031
377,990	AK Steel Holding Corp(a)	1,243,587
30,254	American Vanguard Corp	589,045
37,606	Balchem Corp	3,821,898
55,963	Century Aluminum Co(a)	420,562
18,885	Clearwater Paper Corp(a)	403,384
317,516	Cleveland-Cliffs Inc(b)	2,667,134
92,365	Ferro Corp(a)	1,369,773
61,165	GCP Applied Technologies Inc(a)	1,389,057
11,002	Hawkins Inc	504,002
59,731	HB Fuller Co(b)	3,080,328
23,158	Innophos Holdings Inc	740,593
28,254	Innospec Inc	2,922,594
18,345	Kaiser Aluminum Corp	2,034,277
24,007	Koppers Holdings Inc(a)	917,548
38,005	Kraton Corp(a)	962,287
164,848	Livent Corp(a)	1,409,450
47,716	Mercer International Inc	586,907
19,975	Neenah Inc	1,406,839
52,682	PH Glatfelter Co	964,081
14,849	Quaker Chemical Corp	2,442,957
58,893	Rayonier Advanced Materials Inc	226,149
21,618	Rogers Corp(a)	2,696,413
35,155	Schweitzer-Mauduit International Inc	1,476,158
23,397	Stepan Co	2,396,789
		37,314,843
Communications — 3.92%
117,126	8x8 Inc(a)	2,143,406
56,941	ADTRAN Inc	563,146
12,718	ATN International Inc	704,450
37,923	CalAmp Corp(a)	363,302
59,156	Cincinnati Bell Inc(a)	619,363
47,900	Cogent Communications Holdings Inc	3,152,299
83,925	Consolidated Communications Holdings Inc	325,629
15,397	ePlus Inc(a)	1,297,813
64,048	EW Scripps Co Class A	1,006,194
139,305	Extreme Networks Inc(a)	1,026,678
141,141	Gannett Co Inc(b)	900,480
103,325	Harmonic Inc(a)	805,935
30,120	HealthStream Inc(a)	819,264
113,815	Iridium Communications Inc(a)	2,804,402
29,652	Liquidity Services Inc(a)	176,726
37,145	NETGEAR Inc(a)	910,424
79,074	NIC Inc	1,767,304
38,443	Perficient Inc(a)	1,771,069
37,958	Plantronics Inc(b)	1,037,772
53,813	QuinStreet Inc(a)	823,877
36,119	Scholastic Corp	1,388,776
54,612	Shenandoah Telecommunications Co	2,272,405
21,722	Shutterstock Inc(a)	931,439
Shares		Fair Value
Communications — (continued)
20,956	Spok Holdings Inc	$ 256,292
19,121	Stamps.com Inc(a)	1,596,986
26,620	TechTarget Inc(a)	694,782
267,886	Viavi Solutions Inc(a)	4,018,290
268,176	Vonage Holdings Corp(a)	1,987,184
		36,165,687
Consumer, Cyclical — 14.40%
75,129	Abercrombie & Fitch Co Class A	1,298,980
15,361	Allegiant Travel Co	2,673,428
127,469	American Axle & Manufacturing Holdings Inc(a)	1,371,566
35,090	Anixter International Inc(a)	3,231,789
22,238	Asbury Automotive Group Inc(a)	2,485,986
41,761	Barnes & Noble Education Inc(a)	178,319
44,745	Big Lots Inc	1,285,076
22,095	BJ's Restaurants Inc	838,726
99,776	Bloomin' Brands Inc	2,202,056
32,513	Boot Barn Holdings Inc(a)	1,447,804
33,290	Buckle Inc	900,162
49,521	Caleres Inc	1,176,124
110,535	Callaway Golf Co	2,343,342
24,772	Cato Corp Class A	431,033
10,019	Cavco Industries Inc(a)	1,957,512
31,153	Century Communities Inc(a)	852,035
133,237	Chico's FAS Inc	507,633
18,088	Children's Place Inc(b)	1,130,862
19,002	Chuy's Holdings Inc(a)	492,532
22,038	Conn's Inc(a)	273,051
57,237	Cooper Tire & Rubber Co	1,645,564
19,639	Cooper-Standard Holdings Inc(a)	651,229
54,102	Core-Mark Holding Co Inc	1,471,033
81,427	Crocs Inc(a)	3,410,977
43,430	Daktronics Inc(b)	264,489
36,494	Dave & Buster's Entertainment Inc	1,465,964
64,427	Designer Brands Inc Class A	1,014,081
20,088	Dine Brands Global Inc(b)	1,677,750
34,342	Dorman Products Inc(a)	2,600,376
24,259	El Pollo Loco Holdings Inc(a)	367,281
29,386	Ethan Allen Interiors Inc	560,097
76,447	Express Inc(a)	372,297
26,834	Fiesta Restaurant Group Inc(a)	265,388
54,960	Fossil Group Inc(a)	433,085
21,276	Foundation Building Materials Inc(a)	411,691
45,023	Fox Factory Holding Corp(a)	3,132,250
50,517	G-III Apparel Group Ltd(a)	1,692,320
78,013	GameStop Corp Class A(b)	474,319
88,567	Garrett Motion Inc(a)	884,784
16,344	Genesco Inc(a)	783,204
37,919	Gentherm Inc(a)	1,683,224
50,837	GMS Inc(a)	1,376,666

See Notes to Financial Statements.

Annual Report - December 31, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of December 31, 2019
Shares		Fair Value
Consumer, Cyclical — (continued)
20,494	Group 1 Automotive Inc	$ 2,049,400
49,172	Guess? Inc	1,100,469
20,401	Haverty Furniture Cos Inc	411,284
56,005	Hawaiian Holdings Inc	1,640,386
21,466	Hibbett Sports Inc(a)(b)	601,907
24,299	Installed Building Products Inc(a)	1,673,472
67,801	Interface Inc	1,124,819
32,199	iRobot Corp(a)(b)	1,630,235
346,526	JC Penney Co Inc(a)(b)	388,109
53,814	Kontoor Brands Inc	2,259,650
53,179	La-Z-Boy Inc	1,674,075
29,336	LCI Industries	3,142,766
23,564	LGI Homes Inc(a)	1,664,797
26,505	Lithia Motors Inc Class A	3,896,235
33,120	Lumber Liquidators Holdings Inc(a)(b)	323,582
33,848	M/I Homes Inc(a)	1,331,919
26,664	Marcus Corp	847,115
26,216	MarineMax Inc(a)	437,545
57,045	MDC Holdings Inc	2,176,837
42,060	Meritage Homes Corp(a)	2,570,287
42,315	Methode Electronics Inc	1,665,095
92,427	Michaels Cos Inc(a)(b)	747,734
52,576	Mobile Mini Inc	1,993,156
13,526	Monarch Casino & Resort Inc(a)	656,687
22,206	Motorcar Parts of America Inc(a)	489,198
18,886	Movado Group Inc	410,582
646,515	Office Depot Inc	1,771,451
20,047	Oxford Industries Inc	1,511,945
23,985	PetMed Express Inc(b)	564,127
25,416	PriceSmart Inc	1,805,044
15,041	Red Robin Gourmet Burgers Inc(a)	496,654
28,285	Regis Corp(a)	505,453
32,379	Ruth's Hospitality Group Inc	704,729
30,027	ScanSource Inc(a)	1,109,498
35,258	Shake Shack Inc Class A(a)	2,100,319
10,846	Shoe Carnival Inc(b)	404,339
60,295	Signet Jewelers Ltd	1,310,813
58,774	SkyWest Inc	3,798,564
33,411	Sleep Number Corp(a)	1,645,158
28,261	Sonic Automotive Inc Class A	876,091
37,421	St Joe Co(a)(b)	742,058
23,580	Standard Motor Products Inc	1,254,928
89,847	Steven Madden Ltd	3,864,320
58,240	Tailored Brands Inc(b)	241,114
57,484	Titan International Inc	208,092
56,233	Tupperware Brands Corp	482,479
16,239	Unifi Inc(a)	410,197
17,913	UniFirst Corp	3,618,068
16,327	Universal Electronics Inc(a)	853,249
26,655	Vera Bradley Inc(a)	314,529
15,847	Veritiv Corp(a)	311,710
65,789	Vista Outdoor Inc(a)	492,102
63,510	Wabash National Corp	932,962
39,419	William Lyon Homes Class A(a)	787,592
Shares		Fair Value
Consumer, Cyclical — (continued)
33,918	Wingstop Inc	$ 2,924,749
39,758	Winnebago Industries Inc	2,106,379
93,125	Wolverine World Wide Inc	3,142,038
23,777	Zumiez Inc(a)	821,258
		132,735,435
Consumer, Non-Cyclical — 18.39%
76,466	ABM Industries Inc	2,883,533
45,516	Acorda Therapeutics Inc(a)	92,853
15,401	Addus HomeCare Corp(a)	1,497,285
110,000	Akorn Inc(a)	165,000
38,087	AMAG Pharmaceuticals Inc(a)	463,519
18,915	American Public Education Inc(a)	518,082
53,670	AMN Healthcare Services Inc(a)	3,344,178
41,163	Amphastar Pharmaceuticals Inc(a)	794,034
37,401	Andersons Inc	945,497
42,615	AngioDynamics Inc(a)	682,266
10,740	ANI Pharmaceuticals Inc(a)	662,336
15,955	Anika Therapeutics Inc(a)	827,267
90,958	Arlo Technologies Inc(a)	382,933
511,531	Avon Products Inc	2,885,035
76,032	B&G Foods Inc(b)	1,363,254
38,617	BioTelemetry Inc(a)	1,787,967
19,238	Calavo Growers Inc	1,742,770
35,681	Cal-Maine Foods Inc	1,525,363
42,245	Cardiovascular Systems Inc(a)	2,052,685
42,928	Cardtronics PLC Class A(a)(b)	1,916,735
31,233	Care.com Inc(a)	469,432
82,282	Career Education Corp(a)	1,513,166
12,014	Central Garden & Pet Co(a)	373,275
47,802	Central Garden & Pet Co Class A(a)	1,403,467
29,443	Chefs' Warehouse Inc(a)	1,122,073
5,567	Coca-Cola Consolidated Inc	1,581,306
136,516	Community Health Systems Inc(a)	395,896
33,056	CONMED Corp	3,696,652
120,906	Corcept Therapeutics Inc(a)	1,462,963
10,450	CorVel Corp(a)	912,912
42,566	Cross Country Healthcare Inc(a)	494,617
43,596	CryoLife Inc(a)	1,181,016
16,110	Cutera Inc(a)	576,899
69,272	Cytokinetics Inc(a)(b)	734,976
192,116	Darling Ingredients Inc(a)	5,394,617
66,898	Diplomat Pharmacy Inc(a)	267,592
11,453	Eagle Pharmaceuticals Inc(a)	688,096
51,263	Emergent BioSolutions Inc(a)	2,765,639
18,473	Enanta Pharmaceuticals Inc(a)	1,141,262
236,169	Endo International PLC(a)	1,107,633
58,637	Ensign Group Inc	2,660,361
70,271	EVERTEC Inc	2,392,025
12,173	Forrester Research Inc	507,614
35,582	Fresh Del Monte Produce Inc	1,244,658
42,316	Hanger Inc(a)	1,168,345

See Notes to Financial Statements.

Annual Report - December 31, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of December 31, 2019
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
94,145	Harsco Corp(a)	$ 2,166,276
22,405	Heidrick & Struggles International Inc	728,162
8,001	Heska Corp(a)	767,616
103,009	HMS Holdings Corp(a)	3,049,066
78,631	Innoviva Inc(a)	1,113,415
22,142	Inogen Inc(a)	1,512,963
38,271	Integer Holdings Corp(a)	3,078,137
19,993	Inter Parfums Inc	1,453,691
38,185	Invacare Corp	344,429
17,295	J&J Snack Foods Corp	3,186,950
10,238	John B Sanfilippo & Son Inc	934,525
38,464	Kelly Services Inc Class A	868,517
64,866	Korn Ferry	2,750,318
41,295	Lannett Co Inc(a)(b)	364,222
44,920	Lantheus Holdings Inc(a)	921,309
18,425	LeMaitre Vascular Inc	662,379
34,400	LHC Group Inc(a)	4,738,944
47,970	Luminex Corp	1,110,985
26,084	Magellan Health Inc(a)	2,041,073
86,970	Medicines Co(a)(b)	7,387,232
13,701	Medifast Inc(b)	1,501,356
32,270	Medpace Holdings Inc(a)	2,712,616
49,999	Meridian Bioscience Inc	488,490
64,669	Merit Medical Systems Inc(a)	2,018,966
15,212	MGP Ingredients Inc(b)	737,021
131,557	Momenta Pharmaceuticals Inc(a)	2,595,620
38,944	Monro Inc	3,045,421
87,552	Myriad Genetics Inc(a)	2,384,041
14,044	National Beverage Corp(a)(b)	716,525
39,662	Natus Medical Inc(a)	1,308,449
61,320	Neogen Corp(a)	4,001,743
122,490	NeoGenomics Inc(a)	3,582,832
71,230	OraSure Technologies Inc(a)	571,977
22,626	Orthofix Medical Inc(a)	1,044,869
73,579	Owens & Minor Inc	380,403
48,145	Pacira BioSciences Inc(a)	2,180,968
29,222	Pennant Group Inc(a)	966,372
23,866	Phibro Animal Health Corp Class A	592,593
103,465	Progenics Pharmaceuticals Inc(a)	526,637
13,495	Providence Service Corp(a)	798,634
38,574	Quanex Building Products Corp	658,844
47,248	RadNet Inc(a)	959,134
35,518	REGENXBIO Inc(a)	1,455,172
59,207	Rent-A-Center Inc	1,707,530
34,001	Resources Connection Inc	555,236
81,402	RR Donnelley & Sons Co	321,538
127,435	Select Medical Holdings Corp(a)	2,974,333
7,813	Seneca Foods Corp Class A(a)	318,692
42,141	SpartanNash Co	600,088
132,538	Spectrum Pharmaceuticals Inc(a)(b)	482,438
25,598	Strategic Education Inc	4,067,522
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
59,872	Supernus Pharmaceuticals Inc(a)	$ 1,420,164
15,994	Surmodics Inc(a)	662,631
22,958	Tactile Systems Technology Inc(a)	1,549,895
35,231	Team Inc(a)	562,639
49,789	Tivity Health Inc(a)	1,012,957
46,647	TrueBlue Inc(a)	1,122,327
60,049	United Natural Foods Inc(a)	526,029
28,631	Universal Corp	1,633,685
15,003	US Physical Therapy Inc	1,715,593
15,363	USANA Health Sciences Inc(a)	1,206,764
63,676	Vanda Pharmaceuticals Inc(a)	1,044,923
45,393	Varex Imaging Corp(a)	1,353,165
135,068	Vector Group Ltd	1,808,561
24,022	Viad Corp	1,621,485
16,019	WD-40 Co	3,109,929
57,595	Xencor Inc(a)	1,980,692
		169,556,792
Energy — 4.34%
150,477	Archrock Inc	1,510,789
21,101	Bonanza Creek Energy Inc(a)	492,497
461,404	Callon Petroleum Co(a)	2,228,581
28,935	CONSOL Energy Inc(a)	419,847
587,620	Denbury Resources Inc(a)	828,544
74,956	Diamond Offshore Drilling Inc(a)(b)	538,934
17,000	DMC Global Inc(b)	763,980
41,582	Dril-Quip Inc(a)	1,950,612
24,732	Era Group Inc(a)	251,524
33,496	Exterran Corp(a)	262,274
31,615	FutureFuel Corp	391,710
14,853	Geospace Technologies Corp(a)	249,085
38,999	Green Plains Inc	601,755
166,448	Gulfport Energy Corp(a)	506,002
165,918	Helix Energy Solutions Group Inc(a)	1,597,790
136,901	HighPoint Resources Corp(a)(b)	231,363
67,444	Jagged Peak Energy Inc(a)(b)	572,600
24,614	KLX Energy Services Holdings Inc(a)	158,514
205,657	Laredo Petroleum Inc(a)	590,236
32,180	Matrix Service Co(a)	736,278
206,018	McDermott International Inc(a)(b)	139,392
393,443	Nabors Industries Ltd	1,133,116
108,166	Newpark Resources Inc(a)	678,201
290,038	Noble Corp PLC(a)	353,846
335,820	Oasis Petroleum Inc(a)	1,094,773
112,432	Oceaneering International Inc(a)	1,676,361
72,026	Oil States International Inc(a)	1,174,744
42,369	Par Pacific Holdings Inc(a)	984,656
69,186	PDC Energy Inc(a)	1,810,598
15,721	Penn Virginia Corp(a)	477,132
95,671	ProPetro Holding Corp(a)	1,076,299

See Notes to Financial Statements.

Annual Report - December 31, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of December 31, 2019
Shares		Fair Value
Energy — (continued)
276,960	QEP Resources Inc	$ 1,246,320
240,174	Range Resources Corp(b)	1,164,844
45,589	Renewable Energy Group Inc(a)	1,228,624
6,406	REX American Resources Corp(a)	525,036
65,007	Ring Energy Inc(a)	171,618
55,641	RPC Inc(b)	291,559
125,000	SM Energy Co	1,405,000
633,165	Southwestern Energy Co(a)	1,532,259
282,220	SRC Energy Inc(a)	1,162,746
105,175	SunCoke Energy Inc	655,240
23,478	Talos Energy Inc(a)	707,862
154,812	TETRA Technologies Inc(a)	303,431
89,041	US Silica Holdings Inc	547,602
230,543	Valaris PLC(b)	1,512,362
60,694	Warrior Met Coal Inc	1,282,464
109,447	Whiting Petroleum Corp(a)(b)	803,341
		40,022,341
Financial — 24.58%
100,278	Acadia Realty Trust REIT	2,600,209
49,693	Agree Realty Corp REIT	3,486,958
22,440	Allegiance Bancshares Inc(a)	843,744
52,357	Ambac Financial Group Inc(a)	1,129,340
55,770	American Assets Trust Inc REIT	2,559,843
104,905	American Equity Investment Life Holding Co	3,139,807
75,161	Ameris Bancorp	3,197,349
22,818	AMERISAFE Inc	1,506,673
164,038	Apollo Commercial Real Estate Finance Inc REIT	3,000,255
62,498	Armada Hoffler Properties Inc REIT	1,146,838
68,467	ARMOUR Residential REIT Inc	1,223,505
62,702	Axos Financial Inc(a)	1,898,617
51,878	Banc of California Inc	891,264
44,077	Banner Corp	2,494,317
51,574	Berkshire Hills Bancorp Inc	1,695,753
55,914	Blucora Inc(a)	1,461,592
99,099	Boston Private Financial Holdings Inc	1,192,161
94,478	Brookline Bancorp Inc	1,555,108
147,630	Cadence BanCorp	2,676,532
110,538	Capstead Mortgage Corp REIT	875,461
110,396	CareTrust REIT Inc	2,277,469
204,082	CBL & Associates Properties Inc REIT(b)	214,286
103,245	Cedar Realty Trust Inc REIT	304,573
32,926	Central Pacific Financial Corp	973,951
55,496	Chatham Lodging Trust REIT	1,017,797
19,214	City Holding Co	1,574,587
85,396	Columbia Banking System Inc	3,474,336
59,972	Community Bank System Inc	4,254,414
21,364	Community Healthcare Trust Inc REIT	915,661
34,203	Customers Bancorp Inc(a)	814,373
Shares		Fair Value
Financial — (continued)
153,095	CVB Financial Corp	$ 3,303,790
233,775	DiamondRock Hospitality Co REIT	2,590,227
35,698	Dime Community Bancshares Inc	745,731
39,239	Eagle Bancorp Inc	1,908,193
87,861	Easterly Government Properties Inc REIT	2,084,942
24,083	eHealth Inc(a)	2,313,895
37,351	Employers Holdings Inc	1,559,404
31,907	Encore Capital Group Inc(a)	1,128,231
39,894	Enova International Inc(a)	959,850
94,937	Essential Properties Realty Trust Inc REIT	2,355,387
61,639	EZCORP Inc Class A(a)(b)	420,378
154,797	FGL Holdings	1,648,588
250,973	First BanCorp	2,657,804
111,889	First Commonwealth Financial Corp	1,623,509
113,161	First Financial Bancorp	2,878,816
129,644	First Midwest Bancorp Inc	2,989,591
40,704	Flagstar Bancorp Inc	1,556,928
80,755	Four Corners Property Trust Inc REIT	2,276,483
15,640	Franklin Financial Network Inc	536,921
124,686	Franklin Street Properties Corp REIT	1,067,312
40,147	Getty Realty Corp REIT	1,319,632
100,128	Glacier Bancorp Inc	4,604,887
102,338	Global Net Lease Inc REIT	2,075,415
64,465	Granite Point Mortgage Trust Inc REIT	1,184,867
65,753	Great Western Bancorp Inc	2,284,259
18,472	Greenhill & Co Inc	315,502
36,226	Hanmi Financial Corp	724,339
7,989	HCI Group Inc	364,698
42,573	Heritage Financial Corp	1,204,816
43,673	Hersha Hospitality Trust REIT	635,442
28,356	HomeStreet Inc(a)	964,104
145,163	Hope Bancorp Inc	2,157,122
47,199	Horace Mann Educators Corp	2,060,708
106,512	Independence Realty Trust Inc REIT	1,499,689
40,229	Independent Bank Corp	3,349,064
76,351	Industrial Logistics Properties Trust REIT	1,711,789
14,010	Innovative Industrial Properties Inc REIT(b)	1,062,939
19,353	International FCStone Inc(a)	945,007
165,368	Invesco Mortgage Capital REIT	2,753,377
68,644	iStar Inc REIT(b)	996,024
34,830	James River Group Holdings Ltd	1,435,344
23,571	Kinsale Capital Group Inc	2,396,228
95,936	Kite Realty Group Trust REIT	1,873,630
27,695	KKR Real Estate Finance Trust Inc REIT	565,532
286,530	Lexington Realty Trust REIT	3,042,949
45,736	LTC Properties Inc REIT	2,047,601

See Notes to Financial Statements.

Annual Report - December 31, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of December 31, 2019
Shares		Fair Value
Financial — (continued)
27,789	Marcus & Millichap Inc(a)	$ 1,035,140
40,817	Meta Financial Group Inc	1,490,229
36,235	National Bank Holdings Corp Class A	1,276,197
68,108	National Storage Affiliates Trust REIT	2,289,791
51,580	NBT Bancorp Inc	2,092,085
333,906	New York Mortgage Trust Inc REIT	2,080,234
79,700	NMI Holdings Inc Class A(a)	2,644,446
50,387	Northfield Bancorp Inc	854,563
117,609	Northwest Bancshares Inc	1,955,838
56,405	Office Properties Income Trust REIT	1,812,857
60,121	OFG Bancorp	1,419,457
198,284	Old National Bancorp	3,626,614
24,903	Opus Bank	644,241
69,077	Pacific Premier Bancorp Inc	2,252,256
72,165	Pennsylvania REIT(b)	384,639
116,540	PennyMac Mortgage Investment Trust REIT	2,597,677
16,230	Piper Jaffray Cos	1,297,426
53,350	PRA Group Inc(a)	1,936,605
16,323	Preferred Bank	980,849
63,295	ProAssurance Corp	2,287,481
71,147	Provident Financial Services Inc	1,753,774
20,606	RE/MAX Holdings Inc Class A	793,125
37,226	Ready Capital Corp REIT	574,025
129,656	Realogy Holdings Corp(b)	1,255,070
128,510	Redwood Trust Inc REIT	2,125,555
137,184	Retail Opportunity Investments Corp REIT	2,422,669
91,924	RPT Realty REIT	1,382,537
45,508	S&T Bancorp Inc	1,833,517
14,160	Safehold Inc REIT	570,648
17,248	Safety Insurance Group Inc	1,595,957
14,068	Saul Centers Inc REIT	742,509
59,310	Seacoast Banking Corp of Florida(a)	1,813,107
53,179	ServisFirst Bancshares Inc	2,003,785
131,318	Simmons First National Corp Class A	3,518,009
37,651	Southside Bancshares Inc	1,398,358
27,607	Stewart Information Services Corp	1,126,090
124,763	Summit Hotel Properties Inc REIT	1,539,575
93,248	Third Point Reinsurance Ltd(a)	980,969
14,546	Tompkins Financial Corp	1,330,959
27,956	Triumph Bancorp Inc(a)	1,062,887
114,736	TrustCo Bank Corp NY	994,761
90,793	United Community Banks Inc	2,803,688
24,946	United Fire Group Inc	1,090,889
25,213	United Insurance Holdings Corp	317,936
228,048	Uniti Group Inc REIT(b)	1,872,274
14,852	Universal Health Realty Income Trust REIT	1,743,031
Shares		Fair Value
Financial — (continued)
36,154	Universal Insurance Holdings Inc	$ 1,011,950
35,681	Urstadt Biddle Properties Inc REIT Class A	886,316
55,390	Veritex Holdings Inc	1,613,511
7,583	Virtus Investment Partners Inc	923,003
82,171	Waddell & Reed Financial Inc Class A(b)	1,373,899
33,666	Walker & Dunlop Inc	2,177,517
216,998	Washington Prime Group Inc REIT(b)	789,873
94,571	Washington REIT	2,759,582
31,746	Westamerica Bancorporation	2,151,426
46,681	Whitestone REIT	635,795
138,661	WisdomTree Investments Inc(b)	671,119
6,548	World Acceptance Corp(a)	565,747
129,993	Xenia Hotels & Resorts Inc REIT	2,809,149
		226,550,933
Industrial — 18.38%
47,754	AAON Inc	2,359,525
37,817	AAR Corp	1,705,547
63,906	Actuant Corp Class A	1,663,473
44,769	Advanced Energy Industries Inc(a)	3,187,553
35,266	Aegion Corp(a)	788,900
84,266	Aerojet Rocketdyne Holdings Inc(a)	3,847,586
25,172	AeroVironment Inc(a)	1,554,119
11,041	Alamo Group Inc	1,386,198
41,264	Alarm.com Holdings Inc(a)	1,773,114
35,225	Albany International Corp Class A	2,674,282
18,354	American Woodmark Corp(a)	1,918,176
31,042	Apogee Enterprises Inc	1,008,865
44,393	Applied Industrial Technologies Inc	2,960,569
22,556	Applied Optoelectronics Inc(a)(b)	267,965
30,263	ArcBest Corp	835,259
55,402	Arcosa Inc	2,468,159
26,282	Astec Industries Inc	1,103,844
30,305	Atlas Air Worldwide Holdings Inc(a)	835,509
29,766	AZZ Inc	1,367,748
33,928	Badger Meter Inc	2,202,945
56,057	Barnes Group Inc	3,473,292
12,746	Bel Fuse Inc Class B	261,293
43,158	Benchmark Electronics Inc	1,482,909
45,673	Boise Cascade Co	1,668,435
58,028	Brady Corp Class A	3,322,683
50,117	Briggs & Stratton Corp	333,779
41,030	Chart Industries Inc(a)	2,769,115
22,832	CIRCOR International Inc(a)	1,055,752
43,354	Comfort Systems USA Inc	2,161,197
27,932	Comtech Telecommunications Corp	991,307
18,402	DXP Enterprises Inc(a)	732,584

See Notes to Financial Statements.

Annual Report - December 31, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of December 31, 2019
Shares		Fair Value
Industrial — (continued)
32,043	Echo Global Logistics Inc(a)	$ 663,290
23,923	Encore Wire Corp	1,373,180
23,601	EnPro Industries Inc	1,578,435
30,562	ESCO Technologies Inc	2,826,985
60,347	Exponent Inc	4,164,546
43,214	Fabrinet (a)	2,801,996
20,653	FARO Technologies Inc(a)	1,039,879
69,822	Federal Signal Corp	2,251,759
33,216	Forward Air Corp	2,323,459
45,257	Franklin Electric Co Inc	2,594,131
36,747	Gibraltar Industries Inc(a)	1,853,519
53,394	Granite Construction Inc(b)	1,477,412
37,809	Greenbrier Cos Inc	1,226,146
48,972	Griffon Corp	995,601
14,650	Haynes International Inc	524,177
54,282	Heartland Express Inc	1,142,636
86,975	Hillenbrand Inc	2,897,137
38,520	Hub Group Inc Class A(a)	1,975,691
26,081	Ichor Holdings Ltd(a)	867,715
21,389	Insteel Industries Inc	459,650
41,055	Itron Inc(a)	3,446,567
37,013	John Bean Technologies Corp	4,169,885
32,644	Kaman Corp	2,151,892
100,539	Knowles Corp(a)	2,126,400
12,416	Lindsay Corp	1,191,812
26,888	LSB Industries Inc(a)	112,930
20,554	Lydall Inc(a)	421,768
45,711	Marten Transport Ltd	982,329
24,034	Materion Corp	1,428,821
50,476	Matson Inc	2,059,421
37,386	Matthews International Corp Class A	1,427,024
4,604	Mesa Laboratories Inc	1,148,238
37,401	Moog Inc Class A	3,191,427
66,580	Mueller Industries Inc	2,113,915
40,401	Myers Industries Inc	673,889
19,308	MYR Group Inc(a)	629,248
5,910	National Presto Industries Inc	522,385
11,248	Olympic Steel Inc	201,564
19,925	OSI Systems Inc(a)	2,007,244
21,934	Park Aerospace Corp	356,866
26,711	Patrick Industries Inc	1,400,458
68,306	PGT Innovations Inc(a)	1,018,442
33,598	Plexus Corp(a)	2,585,030
10,006	Powell Industries Inc	490,194
31,048	Proto Labs Inc(a)	3,152,924
42,084	Raven Industries Inc	1,450,215
29,894	Saia Inc(a)	2,783,729
79,722	Sanmina Corp(a)	2,729,681
20,824	SEACOR Holdings Inc(a)	898,556
46,797	Simpson Manufacturing Co Inc	3,754,523
15,814	SMART Global Holdings Inc(a)	599,983
52,031	SPX Corp(a)	2,647,337
49,889	SPX FLOW Inc(a)	2,438,075
14,453	Standex International Corp	1,146,846
18,954	Sturm Ruger & Co Inc	891,407
21,585	Tennant Co	1,681,903
45,404	TimkenSteel Corp(a)	356,875
Shares		Fair Value
Industrial — (continued)
39,866	TopBuild Corp(a)	$ 4,109,387
29,424	Tredegar Corp	657,626
47,409	Trinseo SA	1,764,089
59,345	Triumph Group Inc	1,499,648
115,526	TTM Technologies Inc(a)	1,738,666
70,720	Universal Forest Products Inc	3,373,344
18,992	US Concrete Inc(a)	791,207
30,091	US Ecology Inc	1,742,570
20,654	Vicor Corp(a)	964,955
32,395	Watts Water Technologies Inc Class A	3,231,725
		169,462,046
Technology — 8.53%
140,370	3D Systems Corp(a)	1,228,238
24,545	Agilysys Inc(a)	623,688
37,489	Axcelis Technologies Inc(a)	903,297
44,824	Bottomline Technologies Inc(a)	2,402,566
83,433	Brooks Automation Inc	3,500,849
26,226	CEVA Inc(a)	707,053
48,211	Cohu Inc	1,101,621
14,266	Computer Programs & Systems Inc	376,622
111,919	Covetrus Inc(a)(b)	1,477,331
38,854	CSG Systems International Inc	2,011,860
39,015	CTS Corp	1,170,840
35,750	Cubic Corp	2,272,628
92,000	Diebold Nixdorf Inc(a)	971,520
31,707	Digi International Inc(a)	561,848
47,252	Diodes Inc(a)	2,663,595
35,169	Donnelley Financial Solutions Inc(a)	368,219
28,027	DSP Group Inc(a)	441,145
25,712	Ebix Inc	859,038
39,219	ExlService Holdings Inc(a)	2,724,152
89,249	FormFactor Inc(a)	2,317,797
137,214	Glu Mobile Inc(a)	830,145
41,050	Insight Enterprises Inc(a)	2,885,405
68,176	KEMET Corp	1,844,161
74,581	Kulicke & Soffa Industries Inc	2,028,603
71,796	LivePerson Inc(a)	2,656,452
30,685	ManTech International Corp Class A	2,451,118
74,026	MaxLinear Inc(a)	1,570,832
9,335	MicroStrategy Inc Class A(a)	1,331,451
21,213	MTS Systems Corp	1,018,860
56,874	NextGen Healthcare Inc(a)	913,965
48,741	Omnicell Inc(a)	3,983,115
38,580	OneSpan Inc(a)	660,490
58,421	Onto Innovation Inc(a)	2,134,703
33,000	PDF Solutions Inc(a)	557,370
80,067	Photronics Inc(a)	1,261,856
198,715	Pitney Bowes Inc	800,821
34,159	Power Integrations Inc	3,378,667
52,736	Progress Software Corp	2,191,181
38,917	Qualys Inc(a)	3,244,510
127,826	Rambus Inc(a)	1,760,803
40,831	SPS Commerce Inc(a)	2,262,854

See Notes to Financial Statements.

Annual Report - December 31, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of December 31, 2019
Shares		Fair Value
Technology — (continued)
45,129	Sykes Enterprises Inc(a)	$ 1,669,322
22,755	Tabula Rasa HealthCare Inc(a)(b)	1,107,713
148,286	TiVo Corp	1,257,465
20,222	TTEC Holdings Inc	801,196
45,000	Ultra Clean Holdings Inc(a)	1,056,150
60,000	Unisys Corp(a)	711,600
57,566	Veeco Instruments Inc(a)	845,357
35,657	Virtusa Corp(a)	1,616,332
57,904	Xperi Corp	1,071,224
		78,587,628
Utilities — 2.14%
43,126	American States Water Co	3,736,437
77,946	Avista Corp	3,748,423
55,339	California Water Service Group	2,853,279
47,768	El Paso Electric Co	3,242,969
34,919	Northwest Natural Holding Co	2,574,578
108,310	South Jersey Industries Inc	3,572,064
		19,727,750
TOTAL COMMON STOCK — 98.73% (Cost $768,189,808)		$910,123,455
GOVERNMENT MONEY MARKET MUTUAL FUNDS
1,100,000	BlackRock Liquidity Funds FedFund Institutional Shares(c), 1.52%(d)	1,100,000
1,450,000	Fidelity® Investments Money Market Government Portfolio Institutional Class(c), 1.53%(d)	1,450,000
1,669,000	Goldman Sachs Financial Square Government Fund Institutional Shares(c), 1.51%(d)	1,669,000
1,470,000	Invesco Government & Agency Portfolio Institutional Class(c), 1.51%(d)	1,470,000
1,149,000	JPMorgan U.S. Government Money Market Fund Capital Shares(c), 1.50%(d)	1,149,000
1,659,000	Morgan Stanley Institutional Liquidity Funds Government Portfolio(c), 1.51%(d)	1,659,000
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 0.92% (Cost $8,497,000)		$ 8,497,000
Principal Amount		Fair Value
SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 0.81%
$7,500,000	Federal Home Loan Bank 1.17%, 01/02/2020	$ 7,499,760
Repurchase Agreements — 3.62%
9,935,234	Undivided interest of 15.05% in a repurchase agreement (principal amount/value $66,115,552 with a maturity value of $66,121,319) with Citigroup Global Markets Inc, 1.57%, dated 12/31/19 to be repurchased at $9,935,234 on 1/2/20 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 9.00%, 2/13/20 - 9/20/69, with a value of $67,437,863.(c)	9,935,234
9,935,234	Undivided interest of 22.48% in a repurchase agreement (principal amount/value $44,284,997 with a maturity value of $44,288,860) with Scotia Capital (USA) Inc, 1.57%, dated 12/31/19 to be repurchased at $9,935,234 on 1/2/20 collateralized by various U.S. Government Agency securities, 2.50% - 6.50%, 9/1/24 - 11/1/49, with a value of $45,174,637.(c)	9,935,234
9,935,234	Undivided interest of 29.47% in a repurchase agreement (principal amount/value $33,751,248 with a maturity value of $33,754,192) with RBC Capital Markets Corp, 1.57%, dated 12/31/19 to be repurchased at $9,935,234 on 1/2/20 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 6.50%, 6/30/21 - 12/1/49, with a value of $34,426,275.(c)	9,935,234

See Notes to Financial Statements.

Annual Report - December 31, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of December 31, 2019
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$3,539,653	Undivided interest of 34.01% in a repurchase agreement (principal amount/value $10,417,355 with a maturity value of $10,418,252) with HSBC Securities (USA) Inc, 1.55%, dated 12/31/19 to be repurchased at $3,539,652 on 1/2/20 collateralized by U.S. Treasury securities, 0.00% - 2.63%, 1/9/20 - 5/15/47, with a value of $10,625,702.(c)	$ 3,539,653
		33,345,355
TOTAL SHORT TERM INVESTMENTS — 4.43% (Cost $40,845,115)		$ 40,845,115
TOTAL INVESTMENTS — 104.08% (Cost $817,531,923)		$959,465,570
OTHER ASSETS & LIABILITIES, NET — (4.08)%		$ (37,590,547)
TOTAL NET ASSETS — 100.00%		$921,875,023
(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at December 31, 2019.
(c)	Collateral received for securities on loan.
(d)	Rate shown is the 7-day yield as of December 31, 2019.
REIT	Real Estate Investment Trust
At December 31, 2019, the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts		Notional Amount	Expiration Date	Fair Value and Net Unrealized Appreciation
Russell 2000 Mini Long Futures	162	USD	13,531,860	March 2020	$42,482
See Notes to Financial Statements.

Annual Report - December 31, 2019

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of December 31, 2019
Great-West S&P Small Cap 600® Index Fund
ASSETS:
Investments in securities, fair value (including $41,118,999 of securities on loan)(a)	$926,120,215
Repurchase agreements, fair value(b)	33,345,355
Cash	43,966
Cash pledged on futures contracts	1,761,861
Dividends receivable	1,251,524
Subscriptions receivable	723,769
Receivable for investments sold	4,244,709
Variation margin on futures contracts	13,835
Total Assets	967,505,234
LIABILITIES:
Payable for director fees	2,807
Payable for distribution fees	24,395
Payable for investments purchased	927,577
Payable for other accrued fees	51,066
Payable for shareholder services fees	166,382
Payable to investment adviser	146,364
Payable upon return of securities loaned	41,842,355
Redemptions payable	2,469,265
Total Liabilities	45,630,211
NET ASSETS	$921,875,023
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$8,884,328
Paid-in capital in excess of par	758,540,528
Undistributed/accumulated earnings	154,450,167
NET ASSETS	$921,875,023
NET ASSETS BY CLASS
Investor Class	$433,934,151
Class L	$117,319,801
Institutional Class	$370,621,071
CAPITAL STOCK:
Authorized
Investor Class	100,000,000
Class L	15,000,000
Institutional Class	150,000,000
Issued and Outstanding
Investor Class	35,148,755
Class L	6,984,773
Institutional Class	46,709,752
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$12.35
Class L	$16.80
Institutional Class	$7.93
(a) Cost of investments	$784,186,568
(b) Cost of repurchase agreements	$33,345,355
See Notes to Financial Statements.

Annual Report - December 31, 2019

GREAT-WEST FUNDS, INC.
Statement of Operations
For the fiscal year ended December 31, 2019
Great-West S&P Small Cap 600® Index Fund
INVESTMENT INCOME:
Interest	$170,888
Income from securities lending	308,660
Dividends	14,335,071
Total Income	14,814,619
EXPENSES:
Management fees	1,686,713
Shareholder services fees – Investor Class	1,524,072
Shareholder services fees – Class L	340,617
Audit and tax fees	28,643
Custodian fees	10,209
Director's fees	14,191
Distribution fees – Class L	243,443
Legal fees	9,461
Pricing fees	2,950
Registration fees	58,379
Shareholder report fees	41,754
Transfer agent fees	12,025
Other fees	2,233
Total Expenses	3,974,690
Less amount waived by investment adviser	45,156
Net Expenses	3,929,534
NET INVESTMENT INCOME	10,885,085
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	68,394,193
Net realized gain on futures contracts	815,184
Net Realized Gain	69,209,377
Net change in unrealized appreciation on investments	96,541,866
Net change in unrealized depreciation on futures contracts	(120,730)
Net Change in Unrealized Appreciation	96,421,136
Net Realized and Unrealized Gain	165,630,513
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$176,515,598
See Notes to Financial Statements.

Annual Report - December 31, 2019

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2019 and 2018
Great-West S&P Small Cap 600® Index Fund	2019	2018
OPERATIONS:
Net investment income	$10,885,085	$10,350,311
Net realized gain	69,209,377	100,142,051
Net change in unrealized appreciation (depreciation)	96,421,136	(179,191,539)
Net Increase (Decrease) in Net Assets Resulting from Operations	176,515,598	(68,699,177)
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(27,986,709)	(54,500,838)
Class L	(5,117,556)	(6,980,025)
Institutional Class	(39,068,219)	(59,502,865)
From Net Investment Income and Net Realized Gains	(72,172,484)	(120,983,728)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	146,470,603	174,372,257
Class L	48,527,493	50,692,377
Institutional Class	80,280,902	98,553,550
Shares issued in reinvestment of distributions
Investor Class	27,986,709	54,500,838
Class L	5,117,556	6,980,025
Institutional Class	39,068,219	59,502,865
Shares redeemed
Investor Class	(212,724,561)	(256,684,602)
Class L	(24,384,772)	(29,466,237)
Institutional Class	(95,420,534)	(111,112,028)
Net Increase in Net Assets Resulting from Capital Share Transactions	14,921,615	47,339,045
Total Increase (Decrease) in Net Assets	119,264,729	(142,343,860)
NET ASSETS:
Beginning of year	802,610,294	944,954,154
End of year	$921,875,023	$802,610,294
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	12,107,896	12,363,641
Class L	3,019,742	2,778,064
Institutional Class	9,973,856	10,214,673
Shares issued in reinvestment of distributions
Investor Class	2,288,393	4,771,677
Class L	307,730	463,340
Institutional Class	4,941,627	7,786,864
Shares redeemed
Investor Class	(17,581,247)	(18,161,446)
Class L	(1,520,034)	(1,632,356)
Institutional Class	(11,677,514)	(10,762,727)
Net Increase	1,860,449	7,821,730
See Notes to Financial Statements.

Annual Report - December 31, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P SMALL CAP 600® INDEX FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (b)(c)
Investor Class
12/31/2019	$10.79	0.13	2.25	2.38	(0.07)	(0.75)	(0.82)	$12.35	22.29%
12/31/2018	$13.52	0.14	(1.31)	(1.17)	(0.16)	(1.40)	(1.56)	$10.79	(8.99%)
12/31/2017	$13.20	0.13	1.53	1.66	(0.22)	(1.12)	(1.34)	$13.52	12.75%
12/31/2016	$11.13	0.12	2.72	2.84	(0.12)	(0.65)	(0.77)	$13.20	25.74%
12/31/2015	$12.65	0.12	(0.42)	(0.30)	(0.14)	(1.08)	(1.22)	$11.13	(2.54%)
Class L
12/31/2019	$14.43	0.14	3.00	3.14	(0.02)	(0.75)	(0.77)	$16.80	21.87%
12/31/2018	$17.50	0.14	(1.71)	(1.57)	(0.10)	(1.40)	(1.50)	$14.43	(9.21%)
12/31/2017	$16.70	0.12	1.95	2.07	(0.15)	(1.12)	(1.27)	$17.50	12.52%
12/31/2016	$13.90	0.12	3.40	3.52	(0.07)	(0.65)	(0.72)	$16.70	25.43%
12/31/2015	$15.58	0.12	(0.54)	(0.42)	(0.13)	(1.13)	(1.26)	$13.90	(2.79%)
Institutional Class
12/31/2019	$ 7.23	0.12	1.48	1.60	(0.15)	(0.75)	(0.90)	$ 7.93	22.51%
12/31/2018	$ 9.67	0.14	(0.93)	(0.79)	(0.25)	(1.40)	(1.65)	$ 7.23	(8.65%)
12/31/2017	$ 9.82	0.13	1.14	1.27	(0.30)	(1.12)	(1.42)	$ 9.67	13.17%
12/31/2016	$ 8.47	0.12	2.07	2.19	(0.19)	(0.65)	(0.84)	$ 9.82	26.17%
12/31/2015 (d)	$10.00	0.09	(0.42)	(0.33)	(0.17)	(1.03)	(1.20)	$ 8.47	(3.57%) (e)
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(f)
Supplemental Data and Ratios
Investor Class
12/31/2019	$433,934	0.56%	0.56%	1.11%	21%
12/31/2018	$413,791	0.56%	0.56%	0.98%	21%
12/31/2017	$532,234	0.58%	0.58%	0.92%	24%
12/31/2016	$529,884	0.60%	0.60%	1.02%	26%
12/31/2015	$424,728	0.60%	0.60%	0.98%	25%
Class L
12/31/2019	$117,320	0.86%	0.81%	0.88%	21%
12/31/2018	$ 74,687	0.88%	0.81%	0.75%	21%
12/31/2017	$ 62,431	0.87%	0.83%	0.71%	24%
12/31/2016	$ 31,884	0.85%	0.85%	0.81%	26%
12/31/2015	$ 18,429	0.85%	0.85%	0.78%	25%
Institutional Class
12/31/2019	$370,621	0.20%	0.20%	1.47%	21%
12/31/2018	$314,133	0.20%	0.20%	1.35%	21%
12/31/2017	$350,290	0.23%	0.23%	1.28%	24%
12/31/2016	$335,507	0.25%	0.25%	1.37%	26%
12/31/2015 (d)	$257,667	0.25% (g)	0.25% (g)	1.37% (g)	25%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Institutional Class inception date was May 1, 2015.
(e)	Not annualized for periods less than one full year.
(f)	Portfolio turnover is calculated at the Fund level.
(g)	Annualized.
See Notes to Financial Statements.

Annual Report - December 31, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P SMALL CAP 600® INDEX FUND
Notes to Financial Statements

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-six funds. Interests in the Great-West S&P Small Cap 600® Index Fund (the Fund) are included herein. The investment objective of the Fund is to seek investment results that track the total return of the common stocks that comprise the Standard & Poor’s SmallCap 600® Index. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.
The Fund offers three share classes, referred to as Investor Class, Class L and Institutional Class shares. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. Expenses incurred by Great-West Funds, which are not Fund specific, are allocated based on relative net assets or other appropriate allocation methods.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of U.S. GAAP. The following is a summary of the significant accounting policies of the Fund.
Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

Annual Report - December 31, 2019

Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Government Money Market Mutual Funds	Net asset value of underlying mutual fund.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of December 31, 2019, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$ 910,123,455	$ —	$ —	$ 910,123,455
Government Money Market Mutual Funds	8,497,000	—	—	8,497,000
Short Term Investments	—	40,845,115	—	40,845,115
Total investments, at fair value:	918,620,455	40,845,115	0	959,465,570
Other Financial Investments:
Futures Contracts(a)	42,482	—	—	42,482
Total Assets	$ 918,662,937	$ 40,845,115	$ 0	$ 959,508,052

Annual Report - December 31, 2019

(a)	Futures Contracts are reported at the security’s unrealized appreciation (depreciation), which represents the change in the contract’s value from trade date.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on the basis of the first-in, first-out method (FIFO). Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.
Federal Income Taxes and Distributions to Shareholders
The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Fund, if any, are declared and paid semi-annually. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
The tax character of distributions paid during the years ended December 31, 2019 and 2018 were as follows:
	2019	2018
Ordinary income	$9,470,205	$14,992,743
Long-term capital gain	62,702,279	105,990,985
	$72,172,484	$120,983,728
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments and adjustments for real estate investment trusts.
The tax components of capital shown in the following table represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation for federal income tax purposes. At December 31, 2019, the components of distributable earnings on a tax basis were as follows:
Undistributed net investment income	$4,737,112
Undistributed long-term capital gains	10,769,332
Capital loss carryforwards	—
Post-October losses	—
Net unrealized appreciation	138,943,723
Tax composition of capital	$154,450,167

Annual Report - December 31, 2019

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of December 31, 2019 were as follows:
Federal tax cost of investments	$820,564,329
Gross unrealized appreciation on investments	248,551,898
Gross unrealized depreciation on investments	(109,608,175)
Net unrealized appreciation on investments	$138,943,723
2.  DERIVATIVE FINANCIAL INSTRUMENTS
The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates.
In pursuit of the Fund's investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risks:
Equity Risk - The risk that relates to the change in value of equity securities as they relate to increases or decreases in the general market.
The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
Futures Contracts
The Fund uses futures contracts to equitize cash. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations.
Futures contracts are reported in a table following the Schedule of Investments. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. This is recorded as variation margin on futures contracts on the Statement of Assets and Liabilities. When the Fund enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed, and is reflected in net realized gain or loss on the Statement of Operations. The Fund held an average of 131 futures contracts for the reporting period.
Derivative Financial Instruments Categorized by Risk Exposure
Valuation of derivative investments as of December 31, 2019 is as follows:
Asset Derivatives
Risk Exposure	Statement of Assets and Liabilities Location	Fair Value
Equity contracts (futures contracts)	Net unrealized appreciation on futures contracts	$42,482 (a)
(a)	Includes cumulative appreciation of futures contracts as reported in the Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Annual Report - December 31, 2019

The effect of derivative investments for the year ended December 31, 2019 is as follows:
	Net Realized Gain (Loss)		Net Change in Unrealized Gain (Loss)
Risk Exposure	Statement of Operations Location	Fair Value	Statement of Operations Location	Fair Value
Equity contracts (futures contracts)	Net realized gain on futures contracts	$815,184	Net change in unrealized depreciation on futures contracts	$(120,730)
3.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.19% of the Fund’s average daily net assets up to $1 billion dollars, 0.14% of the Fund’s average daily net assets over $1 billion dollars and 0.09% of the Fund’s average daily net assets over $2 billion dollars. Certain administration and accounting services fees for the Fund are included in the investment advisory agreement.
The Adviser has contractually agreed to waive fees or reimburse expenses that exceed an annual rate of 0.21% of the Fund’s average daily net assets attributable to each Class, including management fees and expenses paid directly by the Fund, excluding shareholder service fees, distribution fees and certain extraordinary expenses (the “Expense Limit”). The agreement’s current term ends on April 30, 2020 and automatically renews for one-year unless terminated upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement. The amount waived or reimbursed, if any, is reflected in the Statement of Operations.
The Adviser is permitted upon approval by the Board of Directors to recoup amounts waived or reimbursed by the Fund in future periods, not exceeding three years, if the Fund's other expenses including such recoupment do not exceed the Expense Limit. At December 31, 2019, the amounts subject to recoupment were as follows:
Expires December 31, 2020	Expires December 31, 2021	Expires December 31, 2022	Recoupment of Past Reimbursed Fees by the Adviser
$24,224	$47,434	$45,156	$0
The Adviser and Great-West Funds have entered into a sub-advisory agreement with Irish Life Investment Managers Limited, an affiliate of the Adviser and GWL&A. The Adviser is responsible for compensating the Sub-Adviser for its services.
Great-West Funds has entered into a shareholder services agreement with GWL&A. Pursuant to the shareholder services agreement, GWL&A provides recordkeeping and shareholder services to shareholders and account owners and receives from the Investor Class and Class L shares of the Fund a fee equal to 0.35% of the average daily net asset value of the applicable share class.
GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund. The Fund has entered into a plan of distribution which provides for compensation for distribution of Class L shares and for providing or arranging for the provision of services to Class L shareholders. The distribution plan provides for a maximum fee equal to an annual rate of 0.25% of the average daily net assets of the Class L shares.
Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all sixty-six funds for which they serve as directors was $975,000 for the fiscal year ended December 31, 2019.
4.  PURCHASES AND SALES OF INVESTMENTS
For the year ended December 31, 2019, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were $186,682,304 and $238,849,970, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.

Annual Report - December 31, 2019

5.  SECURITIES LOANED
The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The fair value of the loaned securities is determined daily at the close of business of the Fund and necessary collateral adjustments are made between the Fund and its counterparties on the next business day through the delivery or receipt of additional collateral. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of December 31, 2019, the Fund had securities on loan valued at $41,118,999 and received collateral as reported on the Statement of Assets and Liabilities of $41,842,355 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities and Government Money Market Mutual Funds. The repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral.
Under the securities lending agreement, the collateral pledged is, by definition, the securities loaned against the cash borrowed. At December 31, 2019, the class of securities loaned consisted entirely of common stock. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. Additional information regarding the Fund's securities on loan is included in the Schedule of Investments.
6.  INDEMNIFICATIONS
The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
7.  SUBSEQUENT EVENT
Management has reviewed all events subsequent to December 31, 2019, including the estimates inherent in the process of preparing these financial statements, through the date the financial statements were issued. No subsequent events requiring adjustment or disclosure have occurred.

Annual Report - December 31, 2019

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders and the Board of Directors of Great-West Funds, Inc.
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Great-West S&P Small Cap 600® Index Fund (the “Fund”), one of the funds of Great-West Funds, Inc., as of December 31, 2019, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2019, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Denver, Colorado
February 21, 2020
We have served as the auditor of one or more Great-West investment companies since 1982.

TAX INFORMATION (unaudited)
Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended December 31, 2019, 67% qualifies for the dividend received deduction available to the Fund’s corporate shareholders.

Fund Directors and Officers
Great-West Funds, Inc. (“Great-West Funds”) is organized under Maryland law, and is governed by the Board of Directors. The following table provides information about each of the Directors and executive officers of Great-West Funds.
Independent Directors*
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served***	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Gail H. Klapper 8515 East Orchard Road, Greenwood Village, CO 80111 76	Chair & Independent Director	Since 2016 (as Chair) Since 2007 (as Independent Director)	Managing Attorney, Klapper Law Firm; Member/Director, The Colorado Forum; Manager, 6K Ranch, LLC	66	N/A
Stephen G. McConahey 8515 East Orchard Road, Greenwood Village, CO 80111 76	Independent Director & Audit Committee Chair	Since 2011 (as Independent Director) Since 2015 (as Audit Committee Chair)	Chairman, SGM Capital, LLC; Partner, Iron Gate Capital, LLC; Director, The IMA Financial Group, Inc.	66	N/A
Steven A. Lake 8515 East Orchard Road, Greenwood Village, CO 80111 65	Independent Director	Since 2017	Managing Member, Lake Advisors, LLC; Member, Gart Capital Partners, LLC; Executive Member, Sage Enterprise Holdings, LLC	66	N/A
R. Timothy Hudner**** 8515 East Orchard Road, Greenwood Village, CO 80111 60	Independent Director	Since 2017	Director, Prima Capital Holdings; ALPS Fund Services; Colorado State Housing Board; Regional Center Task Force; Grand Junction Housing Authority and Counseling and Education Center	66	N/A

Independent Directors*
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served***	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
James A. Hillary***** 8515 East Orchard Road, Greenwood Village, CO 80111 56	Independent Director	Since 2017	Principal and Founding Partner, Fios Capital, LLC; Founder, Chairman and Chief Executive Officer, Independence Capital Asset Partners, LLC (“ICAP”); Member, Fios Partners LLC, Fios Holdings LLC; Sole Member, Fios Companies LLC, Resolute Capital Asset Partners; Manager, Applejack Holdings, LLC; and Manager and Member, Prestige Land Holdings, LLC	66	N/A
Interested Directors**
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served***	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Jonathan D. Kreider 8515 East Orchard Road, Greenwood Village, CO 80111 36	Director, President & Chief Executive Officer	Since 2020	Senior Vice President, Head of Great-West Investments, GWL&A; Chairman, President & Chief Executive Officer, Great-West Capital Management, LLC (“GWCM”) and Advised Assets Group, LLC (“AAG”); formerly, Vice President, Great-West Funds Investment Products	66	N/A
Officers
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Fund in Fund Complex Overseen by Director	Other Directorships Held by Director
Jonathan D. Kreider 8515 East Orchard Road, Greenwood Village, CO 80111 36	Director, President & Chief Executive Officer	Since 2020	Senior Vice President, Head of Great-West Investments, GWL&A; Chairman, President & Chief Executive Officer, GWCM and AAG; formerly, Vice President, Great-West Funds Investment Products	66	N/A
Katherine Stoner 8515 East Orchard Road, Greenwood Village, CO 80111 63	Chief Compliance Officer	Since 2016	Chief Compliance Officer, AAG and GWCM; formerly, Vice President & Chief Compliance Officer, Mutual Funds, AIG, Consumer Insurance	N/A	N/A

Officers
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Fund in Fund Complex Overseen by Director	Other Directorships Held by Director
Ryan L. Logsdon 8515 East Orchard Road, Greenwood Village, CO 80111 45	Vice President, Counsel & Secretary	Since 2010 (as Counsel & Secretary) Since 2016 (as Vice President)	Associate General Counsel, Products & Corporate, GWL&A;Associate General Counsel & Associate Secretary, GWL&A and Great-West Life & Annuity Insurance Company of New York ("GWL&A of NY"); Vice President, Counsel & Secretary, AAG, GWCM, and GWFS; formerly, Assistant Vice President, GWCM	N/A	N/A
Mary C. Maiers 8515 East Orchard Road, Greenwood Village, CO 80111 52	Chief Financial Officer & Treasurer	Since 2008 (as Treasurer) Since 2011 (as Chief Financial Officer)	Vice President Investment Accounting and Global Middle Office, GWL&A; Vice President and Treasurer, Great-West Trust Company, LLC ("GWTC"); Chief Financial Officer & Treasurer, GWCM	N/A	N/A
Adam J. Kavan 8515 East Orchard Road, Greenwood Village, CO 80111 33	Senior Counsel & Assistant Secretary	Since 2019	Senior Counsel, Corporate & Investments, GWL&A; Senior Counsel & Assistant Secretary, GWCM, GWTC, and AAG	N/A	N/A
John A. Clouthier 8515 East Orchard Road, Greenwood Village, CO 80111 52	Assistant Treasurer	Since 2007	Director, Investment Operations, GWL&A; Assistant Treasurer, GWCM and GWTC	N/A	N/A
Kelly B. New 8515 East Orchard Road, Greenwood Village, CO 80111 44	Assistant Treasurer	Since 2016	Assistant Vice President, Fund Administration, GWL&A; Assistant Treasurer, GWCM and GWTC	N/A	N/A
*A Director who is not an “interested person” of Great-West Funds (as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended) is referred to as an “Independent Director.”
**An “Interested Director” refers to a Director who is an “interested person” of Great-West Funds (as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended) by virtue of their affiliation with Great-West Capital Management, LLC.

*** Each director serves until the next shareholders’ meeting (and until the election and qualification of a successor), or until death, resignation, removal or retirement which takes effect no later than May 1 following his or her 75th birthday unless otherwise determined by the remaining directors. The remaining Independent Directors determined that Ms. Klapper and Mr. McConahey should continue on the Board until at least May 1, 2020. Officers are elected by the Board on an annual basis to serve until their successors have been elected and qualified.
**** Mr. Hudner’s daughter is employed by JP Morgan Chase, N.A., an affiliate of J.P. Morgan Investment Management Inc., a Sub-Adviser of the Great-West International Growth and Great-West Large Cap Growth Funds. Mr. Hudner has personal investments in the following: (i) a mutual fund advised by Massachusetts Financial Services Company, a Sub-Adviser of the Great-West International Value Fund, (ii) a mutual fund advised by Virtus Investment Advisers, Inc., an affiliate of Newfleet Asset Management, LLC, the Sub-Adviser of the Great-West Multi-Sector Bond Fund, and (iii) a mutual fund advised by J.P. Morgan Investment Management Inc., a Sub-Adviser of the Great-West International Growth and Great-West Large Cap Growth Funds. Mr. Hudner receives no special treatment due to his ownership of such mutual funds.
*****Mr. Hillary is the Founder, Chairman and Chief Executive Officer of ICAP and sole member of Resolute Capital Asset Partners, LLC. Goldman Sachs & Co. has a prime brokerage and institutional trading relationship with ICAP and is the clearing agent for Resolute Capital Asset Partners Fund I L.P., the general partner of Resolute Capital Asset Partners, LLC. Goldman Sachs & Co. is the parent company of Goldman Sachs Asset Management, LP, the Sub-Adviser of the Great-West Mid Cap Value and Great-West Inflation-Protected Securities Funds. ICAP was previously a sub-adviser, and Mr. Hillary was a portfolio manager to the Franklin K2 Alternative Strategies Fund and the FTIF Franklin K2 Alternative Strategies Fund, which are funds offered by an affiliate of both Franklin Advisers, Inc., a Sub-Adviser of the Great-West Global Bond Fund, and Franklin Templeton Institutional, LLC, a Sub-Adviser of the Great-West International Growth Fund. Mr. Hillary has personal banking accounts with an affiliate of J.P. Morgan Investment Management Inc., a Sub-Adviser of the Great-West International Growth and Great-West Large Cap Growth Funds. Mr. Hillary receives no special treatment due to the relationship.
There are no arrangements or understandings between any Director or Officer and any person(s) pursuant to which s/he was elected as Director or Officer.
Additional information about Great-West Funds and its Directors is available in the Great-West Funds’ Statement of Additional Information (“SAI”), which can be obtained free of charge upon request to: Secretary, Great-West Funds, Inc., 8525 East Orchard Road, Greenwood Village, Colorado 80111; (866) 831-7129. The SAI is also available on the Fund’s web site at http://www.greatwestfunds.com.
Availability of Quarterly Portfolio Schedule
Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-PORT. Previously, Great-West Funds filed a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Great-West Funds' Forms N-PORT and N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

ITEM 2. CODE OF ETHICS.
(a)   As of the end of the period covered by this report, the registrant has adopted a Code of Ethics (the “Code of Ethics”) that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.
(b)   For purposes of this Item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:
(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;
(3) Compliance with applicable governmental laws, rules, and regulations;
(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and
(5) Accountability for adherence to the code.
(c)   During the period covered by this report, there have been no amendments to the registrant’s Code of Ethics.
(d)   During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.
(e)  Registrant’s Code of Ethics is attached hereto.
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Mr. Stephen A. Lake is the audit committee financial expert and is "independent," pursuant to general instructions on Form N-CSR, Item 3.
An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Directors.
ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a)   Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $1,059,880 for fiscal year 2018 and $1,122,930 for fiscal year 2019.

(b)   Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were: $60,000 for fiscal year 2018 and $60,000 for fiscal year 2019. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits and administrative services related to the audit.
(c)   Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $0 for fiscal year 2018 and $0 for fiscal year 2019.
(d)   All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs ((a) through (c) of this Item).
(e)  (1) Audit Committee’s Pre-Approval Policies and Procedures.
Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to Great-West Funds by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for Great-West Funds if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for Great-West Funds that is responsible for the financial reporting or operations of Great-West Funds was employed by those auditors and participated in any capacity in an audit of Great-West Funds during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.
Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to Great-West Funds by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that Great-West Funds’ auditors will not provide the following non-audit services to Great-West Funds: (a) bookkeeping or other services related to the accounting records or financial statements of Great-West Funds; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service

1No pre-approval is required as to non-audit services provided to Great-West Funds if: (a) the aggregate amount of all non-audit services provided to Great-West Funds constitute not more than 5% of the total amount of revenues paid by Great-West Funds to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

that the Public Company Accounting Oversight Board determines, by regulation, is impermissible. 2
Pre-approval with respect to Non-Great-West Funds Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of Great-West Funds (except those within applicable de minimis statutory or regulatory exceptions)3 to be provided by Great-West Funds’ auditors to (a) Great-West Funds’ investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds.4 The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.
Delegation. The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee's members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.
(f)    (2) 100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the Audit Committee, and no such services were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(g)   Not Applicable.
(h)   The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2018 equaled $1,167,000 and for fiscal year 2019 equaled $1,556,795.

2With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client's financial statements.

3For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to Great-West Funds, Great-West Funds’ investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

4No pre-approval is required by the Audit Committee as to non-audit services provided to any Great-West Funds sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with Great-West Funds’ primary investment adviser.

(i)   The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6. INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors that were implemented after the registrant last provided disclosure in response to this Item.
ITEM 11. CONTROLS AND PROCEDURES.
(a)   The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)   The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12.	DISCLOSURE OF LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 13.	EXHIBITS.
(a)  (1) Code of Ethics required by Item 2 of Form N-CSR is filed herewith.
(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3) Not applicable.
(4) Not applicable.
A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
GREAT-WEST FUNDS, INC.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:February 21, 2020
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:February 21, 2020
By:	/s/ Mary C. Maiers

Mary C. Maiers
Chief Financial Officer & Treasurer
Date:February 21, 2020